UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2003
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio     November 5, 2003
Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $46,066

List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion   Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs  Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------  -----  ------ ------
A. D. Midland                  Common   039483102       238   18170    x                       7180          10990
Anadarko Petroleum             Common   032511107      1275   30540    x                      17590          12950
Apollo Group                   Common   037604105       233    3530    x                       1470           2060
Avon Products, Inc.            Common   054303102      1589   24620    x                      13410          11210
BP PLC ADR                     Common   055622104      1389   33015    x                       2090          30925
Baxter International           Common   071813109      2047   70450    x                      37810          32640
CNA Financial Corp.            Common   126117100      1213   57690    x                      32260          25430
Concord EFS, Inc.              Common   206197105       176   12900    x                       5550           7350
Du Pont De Nemours             Common   263534109      1611   40260    x                      22000          18260
Duke Energy                    Common   264399106      1745   97960    x                      53420          44540
Electronic Data Systems        Common   285661104      1109   54900    x                      30410          24490
Exxon-Mobil                    Common   30231G102      2464   67326    x                      28050          39276
Federal Natl Mtg               Common   313586109      1827   26030    x                      14640          11390
Fortune Brands, Inc.           Common   349631101       250    4400    x                       1810           2590
General Electric               Common   369604103       235    7900    x                       1600           6300
GlaxoSmithKline                Common   37733w105      1885   44457    x                      23990          20467
Goodrich Corp.                 Common   382388106      1815   74882    x                      38812          36070
Harrah's Entertainment         Common   413619107      1533   36410    x                      19810          16600
Johnson & Johnson              Common   478160104       302    6100    x                                      6100
Lowes Companies                Common   548661107       360    6940    x                       2370           4570
MBIA Inc.                      Common   55262C100       243    4420    x                       1760           2660
Nokia Corp.                    Common   654902204       256   16422    x                       5352          11070
Pactiv Corp.                   Common   695257105      1634   80580    x                      47070          33510
Pepsico                        Common   713448108       224    4880    x                       1800           3080
Pfizer                         Common   717081103       285    9365    x                       3070           6295
Procter & Gamble               Common   742718109       330    3550    x                        500           3050
Progressive Corp.              Common   743315103       249    3610    x                       1530           2080
Servicemaster                  Common   81760N109      1538  149950    x                      80140          69810
Sherwin Williams               Common   824348106      1535   52200    x                      28850          23350
Symantec                       Common   871503108      2677   42370    x                      23450          18920
Sysco Corp.                    Common   871829107       341   10420    x                       3570           6850
Tyco International Ltd.        Common   902124106      2087  102140    x                      56450          45690
U.S. Bancorp                   Common   902973304      1827   76161    x                      43390          32771
United Healthcare              Common   91324P102      1423   28270    x                      14570          13700
Verizon Communications         Common   92343v104      1178   36304    x                      18264          18040
Wachovia Corp.                 Common   929903102      1784   43305    x                      23445          19860
Washington Mutual              Common   939322103      1913   48585    x                      26145          22440
Yum! Brands, Inc.              Common   988498101      1788   60350    x                      33450          26900
iShares 1-3 Yr. Treas.         Common   464287457       450    5442    x                                      5442
iShares 7-10 Yr. Treas.        Common   464287440       273    3157    x                                      3157
iShares S&P 500                Common   464287200       342    3426    x                       1650           1776